Business Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Details of business combinations	The fair values of the identifiable assets and liabilities of the acquired entity in the business combinations as at the date of acquisition were:

	North Carolina Solar (A) Nov. 5, 2021	Ada facility (B) May 19, 2020
Assets
Cash and cash equivalents	4	1
Accounts receivable	4	3
Property, plant and equipment	146	1
Intangible assets(1)	—	37
Right of use assets	13	—
Inventory	—	1
Prepaid expenses	—	1
Liabilities
Accounts payable and accrued liabilities	(4)	—
Lease liabilities	(13)	—
Tax equity liability	(20)	—
Deferred taxes	(3)	—
Risk management liabilities (current and long-term)	—	(5)
Decommissioning provisions	(4)	(1)
Net assets acquired	123	38

Cash consideration	120	32
Working capital consideration	3	6
Total purchase consideration transferred	123	38
1) This relates to the power sales contract acquired and is being amortized over six years.